Other operating expenses - Summary of other operating expenses (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Expenses by nature [abstract]
Promotional and client acquisition costs	€ 206	€ 199
IT related expenses (excluding outsourcing and subcontracting)	382	353
Outsourcing and subcontracting	327	296
Facilities	137	143
Market data services	73	69
Advisory fees	135	135
Audit and supervisory fees	74	72
Indirect taxes	167	91
Regulatory costs	439	446
Depreciation and impairment of property and equipment	218	231
Amortisation and impairment of intangible assets	111	109
Additions and releases of provisions	150	91
Other	67	160
Other operating expense	€ 2,485	€ 2,393